Details of Significant Accounts - Share capital - Repurchase of shares (Details) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
	Dec. 11, 2020	Dec. 31, 2020
Details of Significant Accounts
Treasury shares repurchased, Shares	16,270
Treasury shares repurchased, Amount	$ 10,000	$ 10,000
Number of shares repurchased	0